Shareholder Report, Holdings (Details)	May 31, 2026
C000219203 | Clean Power
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000219203 | Solar Tech
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000219203 | Bioenergy
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000219203 | Wind Tech
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219203 | Hydrogen
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219203 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219205 | Clean Power
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000219205 | Solar Tech
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000219205 | Bioenergy
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000219205 | Wind Tech
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219205 | Hydrogen
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219205 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219200 | Clean Power
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000219200 | Solar Tech
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000219200 | Bioenergy
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000219200 | Wind Tech
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219200 | Hydrogen
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219200 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219201 | Clean Power
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000219201 | Solar Tech
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000219201 | Bioenergy
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000219201 | Wind Tech
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219201 | Hydrogen
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219201 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219204 | Clean Power
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000219204 | Solar Tech
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000219204 | Bioenergy
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000219204 | Wind Tech
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219204 | Hydrogen
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219204 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219206 | Clean Power
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000219206 | Solar Tech
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000219206 | Bioenergy
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000219206 | Wind Tech
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219206 | Hydrogen
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219206 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000193455 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193455 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000193455 | Gathering + Processing
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000193455 | Petroleum
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000193455 | Liquefaction
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193455 | Upstream
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000193455 | Wholesale
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000193455 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193455 | Hydrocarbon
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193456 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193456 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000193456 | Gathering + Processing
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000193456 | Petroleum
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000193456 | Liquefaction
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193456 | Upstream
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000193456 | Wholesale
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000193456 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193456 | Hydrocarbon
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201753 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000201753 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000201753 | Gathering + Processing
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000201753 | Petroleum
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000201753 | Liquefaction
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000201753 | Upstream
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000201753 | Wholesale
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201753 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201753 | Hydrocarbon
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193459 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193459 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000193459 | Gathering + Processing
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000193459 | Petroleum
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000193459 | Liquefaction
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193459 | Upstream
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000193459 | Wholesale
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000193459 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193459 | Hydrocarbon
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193460 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193460 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000193460 | Gathering + Processing
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000193460 | Petroleum
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000193460 | Liquefaction
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193460 | Upstream
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000193460 | Wholesale
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000193460 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193460 | Hydrocarbon
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193457 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193457 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000193457 | Gathering + Processing
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000193457 | Petroleum
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000193457 | Liquefaction
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193457 | Upstream
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000193457 | Wholesale
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000193457 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193457 | Hydrocarbon
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193458 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193458 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000193458 | Gathering + Processing
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000193458 | Petroleum
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000193458 | Liquefaction
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193458 | Upstream
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000193458 | Wholesale
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000193458 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193458 | Hydrocarbon
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000124917 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000124917 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000124917 | Gathering + Processing
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000124917 | Petroleum
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000124917 | Liquefaction
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000124917 | Upstream
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000124917 | Wholesale
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000124917 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000124917 | Hydrocarbon
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000124917 | Retail
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000124918 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000124918 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000124918 | Gathering + Processing
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000124918 | Petroleum
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000124918 | Liquefaction
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000124918 | Upstream
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000124918 | Wholesale
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000124918 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000124918 | Hydrocarbon
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000124918 | Retail
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000201752 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201752 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000201752 | Gathering + Processing
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000201752 | Petroleum
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000201752 | Liquefaction
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000201752 | Upstream
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000201752 | Wholesale
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000201752 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000201752 | Hydrocarbon
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201752 | Retail
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000124921 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000124921 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000124921 | Gathering + Processing
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000124921 | Petroleum
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000124921 | Liquefaction
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000124921 | Upstream
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000124921 | Wholesale
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000124921 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000124921 | Hydrocarbon
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000124921 | Retail
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000199576 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199576 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000199576 | Gathering + Processing
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000199576 | Petroleum
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000199576 | Liquefaction
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000199576 | Upstream
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199576 | Wholesale
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000199576 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199576 | Hydrocarbon
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199576 | Retail
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000124919 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000124919 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000124919 | Gathering + Processing
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000124919 | Petroleum
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000124919 | Liquefaction
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000124919 | Upstream
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000124919 | Wholesale
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000124919 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000124919 | Hydrocarbon
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000124919 | Retail
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000124920 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000124920 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000124920 | Gathering + Processing
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000124920 | Petroleum
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000124920 | Liquefaction
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000124920 | Upstream
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000124920 | Wholesale
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000124920 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000124920 | Hydrocarbon
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000124920 | Retail
Holdings [Line Items]
Percent of Net Asset Value	1.30%